Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Fees	Total Payments	Federal black lung excise taxes	Black lung benefits	Federal Income Taxes
Total	$ 15,242	$ 52,812	$ 35,227	$ 1,493	$ 850
West Virginia
Total	829	2,236	981	426
Colorado
Total	256	2,562	2,262	44
Wyoming
Total	$ 14,157	46,141	$ 31,984
Entity level
Total		850			$ 850
Other Project
Total		$ 1,023		$ 1,023